SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Dec. 31, 2023 CNY (¥) installment customer	Dec. 31, 2023 USD ($) installment customer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 29, 2023 $ / ¥
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss related to acquired intangible assets				¥ 8,036	$ 1,132	¥ 0	¥ 0
Allowance for doubtful accounts				1,466		1,466
Unrealized gains on available-for-sale investments				¥ (1,798)		2,006	1,240
Lease term				5 years				5 years
Goodwill impairment				¥ 0		0	0
Impairment losses on equity method investments				2,263		0	0
Unrealized (losses) / gains on available-for-sale investments				16,033		40,140	1,345
Investment held				¥ 0		0
Value added tax rate	13.00%	16.00%	17.00%	6.00%	6.00%
Advertising expenses				¥ 97,533		172,577	151,744
Government subsidy recognized as income				89		41,054	23,140
Government subsidy, cost of revenue				19,817		53,563	103,660
Government subsidies other current liabilities				162,002		1,745
Government subsidies other non-current liabilities				1,916		162,602
Cash and cash equivalents				949,036		886,632		$ 133,669
Foreign currency exchange rate | $ / ¥									7.0999
U.S. Dollar Denominated
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				403,243		263,400
RMB
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				507,205		565,721
General and administrative expenses
SIGNIFICANT ACCOUNTING POLICIES
Transaction gains				¥ 34,892		¥ 12,086	¥ 18,156
Smart wearable devices
SIGNIFICANT ACCOUNTING POLICIES
Number of customers | customer				1	1
Number of payment installments from customer | installment				2	2
Percentage of second installment payment receivable				50.00%	50.00%
Self-branded products and others
SIGNIFICANT ACCOUNTING POLICIES
Percentage of sales revenue				74.20%	74.20%	59.00%	46.50%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				20.00%	20.00%
Product warranty term for one customer				12 months	12 months
Minimum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				5 years				5 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Deposit				75.00%	75.00%
Product warranty term for one customer				36 months	36 months
Maximum | Trademark and patents
SIGNIFICANT ACCOUNTING POLICIES
Useful lives				10 years				10 years